Trust for Advised Portfolios
Supplement dated September 27, 2022
to the Statement of Additional Information
dated April 30, 2022
for the
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund

Consistent with a planned retirement previously communicated to the Board of Trustees of Trust for Advised Portfolios, John C. Chrystal resigned from the Board of Trustees effective as of the close of business on August 26, 2022. Accordingly, all references and information pertaining to Mr. Chrystal are hereby removed.

Please retain this supplement with your Statement of Additional Information for future reference.

Trust for Advised Portfolios
Supplement dated September 27, 2022
to the Statement of Additional Information
dated April 30, 2022
for the
1919 Variable Socially Responsive Balanced Fund

Consistent with a planned retirement previously communicated to the Board of Trustees of Trust for Advised Portfolios, John C. Chrystal resigned from the Board of Trustees effective as of the close of business on August 26, 2022. Accordingly, all references and information pertaining to Mr. Chrystal are hereby removed.

Please retain this supplement with your Statement of Additional Information for future reference.